Loan and Security Agreement (Details Textuals) (Loan Agreement, Silicon Valley Bank, USD $)	9 Months Ended
Sep. 30, 2012
Loan Agreement | Silicon Valley Bank
Line of Credit Facility [Line Items]
Maximum access of financing under Loan and security agreement	$ 15,000,000
Loan Agreement, covenant terms	Advances under the Loan Agreement cannot exceed a borrowing base limit calculated using (A) an advanced rate of 80% on the Company's eligible accounts receivable and (B) an advanced rate of 25% on the Company's eligible inventory (subject to a limit of the lesser of (a) $3 million and (b) 30% of all outstanding advances), subject to certain reserves established by SVB and other adjustments.
Advanced rate of accounts receivable	80.00%
Advanced rate of inventory	25.00%
Inventory	3,000,000
Outstanding advances	30.00%
Loan agreement, interest rate description	Interest on advances of credit under the Loan Agreement for: (i) financed accounts receivables are equal to (a) SVB's prime rate, which is currently 3.25% per annum, plus 3.0% per annum or (b) if the Company maintains at all times during any month an adjusted quick ratio of 2.0 to 1.0, then SVB's prime rate plus 1.50% per annum; and (ii) financed inventory is equal to (a) SVB's prime rate plus 5.25% per annum or (b) if the Company maintains at all times during any month an adjusted quick ratio of 2.0 to 1.0, then SVB's prime rate plus 3.25% per annum. The minimum monthly interest charge is $6,000 per month. The Loan Agreement will be used by the Company to support its current working capital needs.
Financed accounts receivables interest rate description	Silicon Valley Bank's Prime Rate
Silicon Valley Bank's prime rate for accounts receivables	3.25%
Addition to prime rate for accounts receivable	3.00%
Maximum adjusted quick ratio for financing accounts receivable	2.0
Minimum adjusted quick ratio for financing accounts receivable	1.0
Addition to prime rate for inventory	1.50%
Financed inventory interest rate description	Silicon Valley Bank's Prime Rate
Financed inventory SVB's prime rate	5.25%
Maximum adjusted quick ratio for financing inventory	2.0
Minimum adjusted quick ratio for financing inventory	1.0
Silicon Valley Bank's accounts receivables prime rate for inventory	3.25%
Minimum monthly interest charge	6,000
Maximum adjusted quick ratio for financing	1.50
Minimum adjusted quick ratio for financing	1.0
Amount subject to judgments, claims or liabilities individually or in aggregate	150,000
Early termination fee	150,000
Terminated prior to	Mar. 29, 2013
Borrowings under line of credit	1,000,000
Availability under credit facility	$ 1,900,000